August 15, 2014

VIA ELECTRONIC TRANSMISSION

Securities & Exchange Commission

Public Filing Desk

100 F Street, N.E.

Washington, D.C. 20549

Re:

Mutual Fund Series Trust, File Nos. 333-132541 and 811-21872

Dear Sir/Madam:

On behalf of Mutual Fund Series Trust, a registered investment company (the “Trust”), we hereby submit, via electronic filing, Post-Effective Amendment No. 179 to the Trust’s Registration Statement (the “Amendment”).  The Amendment is filed pursuant to Rule 485(a) promulgated under the Securities Act of 1933.  The purpose of this filing is to register shares of the Catalyst Tactical Hedged Futures Strategy Fund and Catalyst/Princeton Hedged Income Fund.

If you have any questions, please contact JoAnn Strasser at (614) 469-3265, Tanya Goins at (202) 973-2722, or Parker Bridgeport at (614) 469-3238.

Sincerely,

/s/ Parker Bridgeport

745021.30